Great-West T. Rowe Price Equity Income Fund
Fund Summary
Investment Objective
The Fund seeks substantial dividend income and also long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Great-West T. Rowe Price Equity Income Fund		Institutional Class	Investor Class	Class L
Management Fees		0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees		none	none	0.25%
Total Other Expenses		0.01%	0.38%	0.79%
Shareholder Services Fees		none	0.35%	0.35%
Other Expenses		0.01%	0.03%	0.44%
Total Annual Fund Operating Expenses		0.48%	0.85%	1.51%
Fee Waiver and Expense Reimbursement	[1]	0.01%	0.03%	0.44%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.47%	0.82%	1.07%
[1]	GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.47% of the Fund's average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Great-West T. Rowe Price Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	48	153	268	603
Investor Class	84	268	468	1,046
Class L	109	434	782	1,764

Expense Example, No Redemption - Great-West T. Rowe Price Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	48	153	268	603
Investor Class	84	268	468	1,046
Class L	109	434	782	1,764

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with an emphasis on large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued.

The Sub-Adviser typically employs a “value” approach in selecting investments. The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for dividend growth and capital appreciation.

The Fund will invest in companies which have one or more of the following characteristics: established operating histories; above-average current dividend yields relative to the Russell 1000® Value Index; sound balance sheets and other positive financial characteristics; low price/earnings ratio relative to the Russell 1000 Value Index; and low stock price relative to a company’s underlying value as measured by assets, cash flow or business franchises.

The Fund generally seeks investments in large-capitalization companies. The Sub-Adviser seeks a yield, which reflects the level of dividends paid by the Fund, that exceeds the yield of the Russell 1000 Value Index. In pursuing the Fund's investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria. These situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will typically be invested in U.S. common stocks, other securities may also be purchased in keeping with the Fund’s objectives. The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% of its total assets in below investment grade fixed income securities (“high yield-high risk” or “junk” securities). The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, a sector of the economy, or the market as a whole.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund's average annual total return to the performance of a broad-based securities market index. The Fund's benchmark has changed from the S&P 500 Index to the Russell 1000 Value Index to more readily identify the Fund’s intended investment style in addition to market capitalization. Returns for both indices are included in the table below for comparative purposes. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	19.57%
Worst Quarter	December 2008	-22.42%

Average Annual Total Returns for the Periods Ended December 31, 2017
Average Annual Total Returns - Great-West T. Rowe Price Equity Income Fund	One Year	Five Years	Ten Years	Since Inception		Inception Date
Institutional Class	16.56%			9.96%	[1]	May 01, 2015
Institutional Class | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	13.66%			9.68%	[1]	May 01, 2015
Institutional Class | S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%			12.10%	[1]	May 01, 2015
Investor Class	16.22%	12.40%	6.72%
Investor Class | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	13.66%	14.04%	7.10%
Investor Class | S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
Class L	15.93%	12.00%		11.59%	[2]	Jul. 29, 2011
Class L | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	13.66%	14.04%		13.11%	[2]	Jul. 29, 2011
Class L | S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%		14.28%	[2]	Jul. 29, 2011
[1]	Since inception on May 1, 2015
[2]	Since inception on July 29, 2011